Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Quantitative Information About Right of Use Assets	The following table presents the changes in the carrying amount of the Company’s right-of-use assets during the years ended December 31, 2024 and 2023:

	Note	2024	2023
Balance – beginning of year		$69,038	$49,600
Acquired in Greenstone Acquisition	9	21,509	—
Additions		59,799	44,529
Disposals		(7,122)	(460)
Depreciation		(21,555)	(24,631)
Balance – end of year		$121,669	$69,038
18.    LEASES (CONTINUED)

Summary of Lease Liabilities
The following is a reconciliation of the changes in the carrying amount of the Company’s lease liabilities during the years ended December 31, 2024 and 2023 to cash flows arising from financing activities:

	Note	2024	2023
Balance – beginning of year		$46,728	$35,500
Financing cash flows:
Lease payments		(29,494)	(34,720)
Other changes:
Assumed on Greenstone Acquisition	5	17,871	—
Additions		52,739	40,605
Disposals		(7,593)	(313)
Interest expense		4,868	3,825
Foreign exchange (gain) loss		(2,373)	1,345
Foreign currency translation		(2,380)	486
Balance – end of year		$80,366	$46,728

Classified and presented as:
Current(1)		$19,833	$26,343
Non-current(2)		60,533	20,385
		$80,366	$46,728
(1)    Included in other current liabilities.
(2) Included in other non-current liabilities.
Summary of Additional amounts recognized in the consolidated statements of (loss) income and cash flows
In addition to the amounts disclosed in notes 18(a) and 18(b), the Company recognized the following amounts in the consolidated statements of income and cash flows relating to leases during the years ended December 31, 2024 and 2023:

	2024	2023
Expense and cash flow relating to variable payments not included in the measurement of lease liabilities	$37,922	$31,092
Expense and cash flow relating to short-term and low-value leases	10,659	8,190